6. Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Assumptions used to value warrants

Common stock price	$0.75
Warrant exercise price	$1.50
Expected dividend yield (1)	0.00%
Risk-free interest rate (2)	1.93%
Expected volatility (3)	184.55%
Expected life (in years)	3

_____________________

(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility is based upon the average volatility rate of three similar publicly traded companies.

Warrant activity
	Number of Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)
Balance, January 1, 2016	–
Warrants issued	214,744	$1.00	4.25
Balance December 31, 2016	214,744	$1.00	4.25
Warrants issued for the period ended March 31, 2017	523,166	$1.50	2.75
Balance, March 31, 2017	737,910	$1.35	3.18

	Number of Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)
Balance, January 1, 2016	–
Warrants issued	214,744	$1.00	4.25
Balance December 31, 2016	214,744	$1.00	4.25